Share Based Compensation - Summary Of Share-Based Payment Award, Stock Options, Valuation Assumptions (Detail) - Black Scholes [Member] - $ / shares	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 25.62
Share price	$ 18.03	$ 10.38
Volatility	79.00%	85.00%
Expected term in years	5 years
Risk free interest rate	2.91%	0.01%		0.75%
Dividend rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 14.62	$ 14.62	$ 6.58
Share price			$ 9.87	$ 4.2
Volatility, Mininmum			69.00%	73.00%
Expected term in years		10 months 24 days	10 months 24 days	1 year
Risk free interest rate, Minimum			0.10%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 18.27	$ 18.27	$ 18.27
Share price			$ 12.35	$ 14.76
Volatility, Maximum			85.00%	110.00%
Expected term in years		3 years 10 months 24 days	3 years 10 months 24 days	4 years
Risk free interest rate, Maximum			1.50%